Schedule of debt levels and net debt (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivative financial instruments liabilities, Current	R$ 327,443		R$ 384,969
Derivative financial instruments liabilities, non current	41,861		727
Derivative financial instruments liabilities	369,304		385,696
Cash and cash equivalents	7,528,820		7,576,625
Current restricted cash and cash equivalents	24,963		1
Non-current restricted cash and cash equivalents	1		24,357
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Foreign currency loans and borrowings, current	(2,166,249)
Foreign currency loans and borrowings, non current	(14,177,303)
Foreign currency loans and borrowings	(16,343,552)		(15,739,134)
Local currency loans and borrowings, current	(1,036,819)
Local currency loans and borrowings, non current	(8,075,659)
Local currency loans and borrowings	(9,112,478)		(6,665,292)
Derivative financial instruments liabilities, Current	(192,892)
Derivative financial instruments liabilities, non current	(31,057)
Derivative financial instruments liabilities	(223,949)		(7,706)
Gross debt, Current	(3,395,960)
Gross debt, non current	(22,284,019)
Gross debt	(25,679,979)		(22,412,132)
Cash and cash equivalents, current	7,528,820
Cash and cash equivalents, non current
Cash and cash equivalents	7,528,820		7,576,625
MarketableSecurities, current	346,855
Marketable securities, non current	447,413
Marketable securities	794,268		658,735
Current restricted cash and cash equivalents	24,963
Non-current restricted cash and cash equivalents		R$ 1
Restricted cash and cash equivalents		R$ 24,964	24,358
Gross debt, current	7,900,638
Gross debt, non current	447,414
Gross debt	8,348,052		8,259,718
Net debt current	4,504,678
Net debt, non current	(21,836,605)
Net debt	R$ (17,331,927)		R$ (14,152,414)